SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) reportable_segment customer	Dec. 31, 2014 USD ($) customer	Dec. 31, 2013 USD ($) customer
Revenue from External Customer [Line Items]
Total operating revenues – dry bulk carrier market	$ 190,238	$ 96,715	$ 37,546
Number of reportable segments | reportable_segment	1
Revenue, number of major customers | customer	1	3	3
Percent of revenue from single customer (in hundredths)	10.00%	10.00%	10.00%
Name of Major Customer 1 {Member}
Revenue from External Customer [Line Items]
Total operating revenues – dry bulk carrier market	$ 28,000	$ 8,200	$ 17,000
Name of Major Customer 2 [Member]
Revenue from External Customer [Line Items]
Total operating revenues – dry bulk carrier market		8,000	5,000
Name of Major Customer 3 [Member]
Revenue from External Customer [Line Items]
Total operating revenues – dry bulk carrier market		$ 7,900	$ 4,300